Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
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Summary of Significant Accounting Policies
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied are consistent with those applied in the annual consolidated financial statements ended 31 December 2017, except as described below.

(A)	SUMMARY OF CHANGES IN ACCOUNTING POLICIES

IFRS WITH EFFECTIVE APPLICATION FOR ANNUAL PERIODS BEGINNING ON 1ST JANUARY 2018:

IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers became effective on 1st January 2018 and were applied by the company for the first time as of that date.

IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 and contains three main topics: classification and measurement of financial instruments, impairment of financial assets and hedge accounting. The new hedge accounting model represents a significant overhaul of hedge accounting that aligns the accounting treatment with risk management activities. IFRS 9 also removes the volatility in profit or loss that was caused by changes in the credit risk of liabilities elected to be measured at fair value.

The company has applied IFRS 9 Financial Instruments as of the effective date, without restatement of the comparative information for the period beginning 1 January 2017. Consequently the disclosures for the comparative periods follow the classification and measurement requirements under IAS 39. The company performed an impact assessment and concluded that IFRS 9 Financial Instruments does not impact materially its financial position, financial performance or risk management activities.

Under IFRS 9 the carrying amount of a debt should be adjusted when a modification does not result in derecognition of the financial instrument. Consequently the company adjusted the carrying amount of its debt against Retained earnings. This resulted in a decrease of the carrying amount of the debt by 77m US dollar.

IFRS 15 Revenue from Contracts with Customers

The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard also results in enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improves guidance for multiple-element arrangements.

The company has applied IFRS 15 Revenue from Contracts with Customers as of the effective date in accordance with the modified retrospective application. Under this approach, the cumulative effect of initially applying IFRS 15 must be recognized as an adjustment to the opening balance of equity at the date of initial application and comparative periods are not restated. On the implementation date, the adjustment to the opening balance of equity resulted in a decrease of the retained earnings by 110m US dollar, to reflect the changes in accounting policies related to performance that, in accordance with IFRS 15, should be related to the transaction price underlying 2017 revenue.

A number of other new standards, amendment to standards and new interpretations became mandatory for the first time for the financial year beginning 1 January 2018, and have not been listed in these consolidated financial statements because of either their non-applicability to or their immateriality to AB InBev’s consolidated financial statements.

(B)	FOREIGN CURRENCIES

FUNCTIONAL AND PRESENTATION CURRENCY

Unless otherwise specified, all information included in these unaudited condensed consolidated interim financial statements has been stated in US dollar, which is the AB InBev presentation currency. As from 2009, following the combination with Anheuser-Busch, the company changed the presentation currency of the consolidated financial statements from the euro to the US dollar to provide greater alignment of the presentation currency with AB InBev’s most significant operating currency and underlying financial performance. The functional currency of the parent company is the euro.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the balance sheet date rate. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to US dollar at foreign exchange rates ruling at the dates the fair value was determined.

TRANSLATION OF THE RESULTS AND FINANCIAL POSITION OF FOREIGN OPERATIONS

Assets and liabilities of foreign operations are translated to US dollar at foreign exchange rates prevailing at the balance sheet date. Income statements of foreign operations, excluding foreign entities in hyperinflationary economies, are translated to US dollar at exchange rates for the year approximating the foreign exchange rates prevailing at the dates of the transactions. The components of shareholders’ equity are translated at historical rates. Exchange differences arising from the translation of shareholders’ equity to US dollar at period-end exchange rates are taken to other comprehensive income (translation reserves).

In hyperinflationary economies, re-measurement of the local currency denominated non-monetary assets, liabilities, income statement accounts as well as equity accounts is made by applying a general price index. These re-measured accounts are used for conversion into US dollar at the closing exchange rate. AB InBev did not have material operations in hyperinflationary economies in 2017 and in the six-month period ended 30 June 2018.

In May 2018, the Argentinean peso underwent a severe devaluation. The company did not apply inflation accounting in the reporting of its Argentina operations year to date June 2018 and is assessing the requirements to apply IAS 29 Financial Reporting in Hyperinflationary Economies in subsequent reporting periods (see also Note 23 Events after the balance sheet date).

EXCHANGE RATES

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2018	31 December 2017	30 June 2018	30 June 2017

Argentinean peso	28.862046	18.774210	20.303664	15.675828
Australian Dollar	1.354179	1.279580	1.289543	1.330681
Brazilian real	3.855815	3.308005	3.366036	3.183660
Canadian dollar	1.324585	1.253982	1.274137	1.338806
Colombian peso	2 937.60	2 988.60	2 871.14	2 923.89
Chinese yuan	6.619490	6.507500	6.370323	6.882250
Euro	0.857780	0.833819	0.826887	0.923949
Mexican peso	19.863375	19.735828	18.960515	19.517713
Pound sterling	0.760036	0.739790	0.726980	0.791875
Peruvian nuevo sol	3.289942	3.244558	3.243686	3.276519
Russian ruble	63.295455	57.631946	59.954104	57.627955
South Korean won	1 112.56	1 067.63	1 072.49	1 142.09
South African rand	13.766109	12.345193	12.124443	13.293656
Turkish lira	4.579272	3.790879	3.962502	3.604220
Ukrainian hryvnia	26.189357	28.068098	27.502395	26.786565

(C)	RECENTLY ISSUED IFRS

IFRS WITH EFFECTIVE APPLICATION FOR ANNUAL PERIODS AFTER 1ST JANUARY 2018:

To the extent that new IFRS requirements are expected to be applicable in the future, they have been listed hereafter. For the six-month period ended 30 June 2018, they have not been applied in preparing these unaudited condensed consolidated interim financial statements.

The following standards, amendments and interpretations have been issued recently, but are not yet effective:

IFRS 16 Leases (effective from annual periods beginning on or after 1 January 2019) replaces the existing lease accounting requirements and represents a significant change in the accounting and reporting of leases that were previously classified as operating leases, with more assets and liabilities to be reported on the balance sheet and a different recognition of lease costs. The company is in the process of assessing the full impact of IFRS 16 and, apart from changes in the presentation of operating leases in the balance sheet, does not expect material impacts in the consolidated income statement.

Other Standards, Interpretations and Amendments to Standards

A number of other amendments to standards are effective for annual periods beginning after 1 January 2018, and have not been listed above because of either their non-applicability to or their immateriality to AB InBev’s consolidated financial statements.